Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Commitment and Contingency

The following table sets forth the Company’s undiscounted future minimum lease payment schedule as of June 30, 2025. There were no commitment and contingency other than those stated below:

Commitments and Contingencies	Terms	Amount
Rental of premise	Rental payments due from July 2025 to March 2026	$6,920

The following table sets forth the Company’s undiscounted future minimum lease payment schedule as of September 30, 2024. There were no commitment and contingency other than those stated below:

Commitments and Contingencies	Terms	Amount
Rental of premise	Rental payments due from October 2024 to March 2025	$90,415
Rental of factory	Rental payments due from October 2024 to July 2025	43,668
		$134,083

Schedule of Weighted-Average Remaining Term and Discount Rate

Weighted-average remaining term and discount rate related to leases were as follows:

	As of June 30, 2025	As of September 30, 2024
	(Unaudited)
Weighted-average remaining term in number of years
Operating leases	0.58	-
Weighted-average discount rate
Operating leases	6.4 % p.a	-

The following table sets forth the Company’s undiscounted future minimum lease payment schedule as of June 30, 2025:

Lease payments
Twelve months ending June 30, 2026	$29,911
Total lease payments	29,911
Less: discount	472
Present value of lease liabilities	29,439
Current lease liabilities	(29,439)
Non-current lease liabilities	$-